Document and Entity Information	12 Months Ended
Dec. 31, 2016 CNY (¥) shares
Document And Entity Information
Entity Registrant Name	EURO TECH HOLDINGS CO LTD
Entity Central Index Key	0001026662
Document Type	20-F
Document Period End Date	Dec. 31, 2016
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Non-accelerated Filer
Entity Public Float | ¥	¥ 0
Entity Common Stock, Shares Outstanding | shares	2,061,909
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2016